DEBT FINANCING (Details Narrative) - USD ($)				1 Months Ended						6 Months Ended		12 Months Ended
	May 31, 2025	Mar. 31, 2025	Apr. 24, 2020	Jan. 31, 2025	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt Instrument, Face Amount										$ 289,963
Stock Issued During Period, Shares, Conversion of Convertible Securities					60,598
Share price					$ 5.20								$ 8.16
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 315,104
Proceeds from Issuance of Debt										325,000
Original issuance discount current										46,710
PPP Loan fixed interest							6.00%	12.50%	12.50%		6.00%
Debt Instrument, Fee Amount										14,000
Debt purchase price							$ 500,000	$ 70,000	$ 170,000		$ 500,000
Debt shares issued					40,465
Debt shares issued, value					$ 200,000
Repayment of loan						$ 100,000
Loan outstanding							300,000				300,000
Proceeds from promissory note										189,963	740,000	$ 400,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayment of loan				$ 100,000
Investor [Member]
Short-Term Debt [Line Items]
Share price					$ 5.20
Debt shares issued					20,133
Debt shares issued, value					$ 100,000
Promissory Note Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 272,255	$ 113,455
Proceeds from Issuance of Debt	200,000.00	100,000.00
Original issuance discount current	$ 33,255	$ 13,455
PPP Loan fixed interest	12.00%	12.00%
Minimum interest payment obligation	$ 30,643	$ 12,707
Debt Instrument, Fee Amount	$ 14,000
Debt Instrument, Payment Terms	The Notes mature ten (10) months from the issuance date and are payable in ten (10) monthly instalments of $26,198 each, commencing thirty (30) days after issuance.
Debt Instrument, Periodic Payment	$ 26,198
Debt Instrument, Interest Rate, Increase (Decrease)	150.00%
Debt Conversion, Description	the Lender has the option to convert the Note into shares of the Company’s common stock at a conversion price equal to a 35% discount to the lowest closing bid price of the Company’s common stock during the ten (10) trading days prior to conversion
Promissory Note [Member] | Paycheck Production Program [Member]
Short-Term Debt [Line Items]
Debt instrument term												2 years
PPP Loan fixed interest			1.00%
Proceeds from promissory note			$ 40,832
Loan outstanding													$ 0	$ 40,832
Investor [Member]
Short-Term Debt [Line Items]
Convertible debt							500,000	100,000	200,000		500,000
Secured Debt [Member] | Investor [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount									200,000
Convertible notes purchase price									$ 170,000
Convertible notes payable										170,000
Debt instrument term									3 months
Debt Instrument, Interest Rate, Effective Percentage									12.50%
Stock Issued During Period, Shares, Conversion of Convertible Securities					40,465
Share price					$ 5.20
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 200,000
Secured Debt [Member] | Investor [Member] | Convertible Debt One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								100,000
Convertible notes purchase price								$ 70,000
Convertible notes payable										70,000
Debt instrument term								3 months
Debt Instrument, Interest Rate, Effective Percentage								12.50%
Secured Debt [Member] | Investor [Member] | Convertible Debt Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 300,000					$ 500,000				$ 500,000
Convertible notes payable										$ 500,000
Debt instrument term							33 months
Debt Instrument, Interest Rate, Effective Percentage							6.00%				6.00%
Repayments of Debt				$ 100,000		$ 100,000
Secured Debt [Member] | Investor One [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities					20,133
Share price					$ 5.20
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 100,000